Document and Entity Information	12 Months Ended
Sep. 30, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	DEFSEC Technologies Inc.
Entity Central Index Key	0001889823
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--09-30
Entity Common Stock, Shares Outstanding	1,396,321
Document Type	20-F
Document Period End Date	Sep. 30, 2025
Entity Interactive Data Current	Yes
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39389
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	80 Hines Rd, Suite 300
Entity Address, Address Line Two	Ottawa
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	K2K 2T8
Entity Filer Category	Non-accelerated Filer
Document Annual Report	true
Document Registration Statement	false
Auditor Name	MNP
Auditor Location	Ottawa, Canada
Auditor Firm ID	1930
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Common Shares, no par value
Entity Addresses [Line Items]
Trading Symbol	DFSC
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Shares, no par value
Warrants
Entity Addresses [Line Items]
Trading Symbol	DFSCW
Security Exchange Name	NASDAQ
Title of 12(b) Security	Warrants
Business Contact
Entity Addresses [Line Items]
Contact Personnel Name	Jennifer Welsh
Entity Address, Address Line One	80 Hines Rd, Suite 300
Entity Address, Address Line Two	Ottawa
Entity Address, City or Town	Ontario
Entity Address, Postal Zip Code	K2K 2T8
City Area Code	613
Local Phone Number	241-1849